Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Repayment schedule [Abstract]
Project debt	$ 5,200,217	$ 5,237,614
Remainder of 2021 [Member]
Repayment schedule [Abstract]
Interest repayment	59,661
Nominal repayment	265,551
Between January and March 2022 [Member]
Repayment schedule [Abstract]
Project debt	23,216
Between April and December 2022 [Member]
Repayment schedule [Abstract]
Project debt	297,361
2021 [Member]
Repayment schedule [Abstract]
Interest repayment		19,287
Nominal repayment		293,059
2022 [Member]
Repayment schedule [Abstract]
Project debt		328,364
2023 [Member]
Repayment schedule [Abstract]
Project debt	348,614	355,806
2024 [Member]
Repayment schedule [Abstract]
Project debt	363,872	371,548
2025 [Member]
Repayment schedule [Abstract]
Project debt	497,298	508,843
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 3,344,644	$ 3,360,707